REVENUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
REVENUE INFORMATION
Schedule of net revenues

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Electronic scooter sales	337,920,673	709,595,841	1,370,522,269
Accessory and Spare parts sales	14,920,309	49,159,080	91,373,179
Service revenues	1,969,066	10,613,080	15,885,856
Net revenues	354,810,048	769,368,001	1,477,781,304

Schedule of the Group's revenue based on geographic areas

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
PRC	353,041,492	731,423,647	1,318,657,227
Europe	1,118,230	36,257,165	148,963,330
Others	650,326	1,687,189	10,160,747
Net revenues	354,810,048	769,368,001	1,477,781,304